GOF STKP5
                        SUPPLEMENT DATED OCTOBER 1, 2002
       TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                Franklin California Insured Tax-Free Income Fund
           Franklin California Intermediate-Term Tax-Free Income Fund
                    Franklin California Tax-Exempt Money Fund

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                                 DynaTech Series
                                  Growth Series
                                  Income Series
                                Utilities Series
                         U.S. Government Securities Fund

                           FRANKLIN FEDERAL MONEY FUND

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                          FRANKLIN FLOATING RATE TRUST

                              FRANKLIN GLOBAL TRUST
                     Franklin Global Aggressive Growth Fund
                           Franklin Global Growth Fund

                     FRANKLIN GOLD AND PRECIOUS METALS FUND

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
           Franklin Short-Intermediate U.S. Government Securities Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                               FRANKLIN MONEY FUND

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                  Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                 Franklin New York Insured Tax-Free Income Fund
                     Franklin New York Tax-Exempt Money Fund
            Franklin New York Intermediate-Term Tax-Free Income Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                      Franklin Biotechnology Discovery Fund
                             Franklin Blue Chip Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Large Cap Growth Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund
                          Franklin U.S. Long-Short Fund

                         FRANKLIN TAX-EXEMPT MONEY FUND

                             FRANKLIN TAX-FREE TRUST
                      Franklin Alabama Tax-Free Income Fund
                      Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                    Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
             Franklin Federal Intermediate-Term Tax-Free Income Fund
                  Franklin Florida Insured Tax-Free Income Fund
                      Franklin Florida Tax-Free Income Fund
                      Franklin Georgia Tax-Free Income Fund
                    Franklin High Yield Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
                     Franklin Kentucky Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
               Franklin Massachusetts Insured Tax-Free Income Fund
                 Franklin Michigan Insured Tax-Free Income Fund
                 Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                    Franklin New Jersey Tax-Free Income Fund
                  Franklin North Carolina Tax-Free Income Fund
                   Franklin Ohio Insured Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                   Franklin Pennsylvania Tax-Free Income Fund
                       Franklin Texas Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   Franklin Templeton Conservative Target Fund
                     Franklin Templeton Moderate Target Fund
                      Franklin Templeton Growth Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund
                          Templeton Pacific Growth Fund

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                          Franklin Templeton Money Fund

                         FRANKLIN VALUE INVESTORS TRUST
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                          Franklin Small Cap Value Fund

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund
                              Templeton World Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
                      Templeton International (Ex EM) Fund
                          Templeton Latin America Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund

Franklin Templeton is adding new features to the online services available for most Fund accounts. These new features should be available on our website in December 2002. The sections under YOUR ACCOUNT are amended as follows:

BUYING SHARES
-------------
[Insert graphic of a paper with lines
and someone writing]

 I. Adding the following as a second paragraph to column three of the section BY PHONE/ONLINE/1:

  If you have online access, you will be able to add bank account information that we can use to process additional purchases into your Franklin Templeton account.

INVESTOR SERVICES
-----------------
[Insert graphic of person with a headset]

 II. Replacing the second sentence of AUTOMATIC INVESTMENT PLAN/1 with the following:

  To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services.

 III. Replacing the first paragraph of the section TELEPHONE/ONLINE PRIVILEGES with the following:

  TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; add or change your bank account information; change your address; add or change account services (including distribution options, systematic withdrawal plans, automatic investment plans and ordering money fund checks).

 IV. Replacing the last sentence of SYSTEMATIC WITHDRAWAL PLAN/2 with the following:

  To sign up, visit us online at franklintempleton.com or complete the appropriate section of your application.

SELLING SHARES
--------------
[Insert graphic of a certificate]

 V. Adding the following sentence to paragraph one and replacing the second sentence of paragraph two, both in column two of the section BY ELECTRONIC FUNDS TRANSFER (ACH):

  If we do not have this information, you will need to provide the banking instructions online at franklintempleton.com or send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

ACCOUNT POLICIES
-----------------
[Insert graphic of paper and pen]

 VI. Replacing the third and fifth bullet points of the section JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES with the following:

       o Add/change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;
       o Add/change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

 VII. Adding the following language to the contact information included at the end of the sections BUYING SHARES and SELLING SHARES:

   or visit us online 24 hours a day, 7 days a week, at franklintempleton.com


1. Not applicable to Franklin Templeton Money Fund.
2. Not applicable to Franklin Floating Rate Trust.

                Please keep this supplement for future reference